UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

August 31, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review

Delaware Investments® National Tax-Free Funds	September 8, 2015

Performance preview (for the year ended August 31, 2015)

Delaware Tax-Free USA Fund (Class A shares)	1-year return	+3.09%

Barclays Municipal Bond Index (benchmark)	1-year return	+2.52%

Lipper General & Insured Municipal Debt Funds Average	1-year return	+2.28%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 5.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Please see page 8 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+1.46%

Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+2.02%

Lipper Intermediate Municipal Debt Funds Average	1-year return	+0.74%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 9. The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

Please see page 11 for a description of the Index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	+4.83%

Barclays Municipal Bond Index (benchmark)	1-year return	+2.52%

Lipper High Yield Municipal Debt Funds Average	1-year return	+3.88%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 12.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review

Delaware Investments® National Tax-Free Funds

Economic backdrop

The U.S. economy continued to grow steadily throughout the Funds’ fiscal year ended Aug. 31, 2015. The economy benefited from increased business investment and consumer spending, made possible in part by a sharp drop in the price of oil. A steadily improving job market also lifted consumer optimism. As of August 2015, the national jobless rate was 5.1%, down a full percentage point from a year earlier and the lowest level since early 2008. (Source: U.S. Labor Department.)

In the third quarter of 2014, U.S. gross domestic product (GDP) – a measure of national economic output – grew by a rapid 4.3% annual pace. This was followed by a 2.1% expansion in the fourth quarter of 2014. In the first quarter of 2015, the economy significantly slowed, as bad winter weather and shipping disruptions at West Coast ports depressed economic activity. These trends reversed in the second quarter of 2015, with continued strength in consumer spending helping to grow the economy by an estimated 3.7% in April–June. (Source: U.S. Commerce Department.)

With the U.S. economy strengthening and inflation well contained, the U.S. Federal Reserve finally ended its quantitative-easing economic stimulus plan in October 2014. The Fed maintained its target short-term rate at essentially zero – where it has been since 2008 – for the duration of the Funds’ fiscal year. However, as the period ended, investors widely anticipated a rate increase even as emerging concerns about the global economy added uncertainty to the central bank’s timetable.

Municipal bond market conditions

Municipal bonds produced positive returns overall for the Funds’ fiscal year. Over the entire period, bonds with longer maturity dates outperformed their shorter-maturity counterparts, while lower-

rated bonds offering higher yields fared better than higher-rated, lower yielding issues.

Municipal bond returns, by maturity and credit quality, for the 12 months ended Aug. 31, 2015, were as follows:

Maturity

5 years	1.18%
10 years	2.47%
22+ years	4.02%
Credit quality

AAA	1.85%
AA	2.40%
A	2.75%
BBB	3.92%

Source: Barclays

One exception to this trend came from bonds with credit ratings below BBB – also known as below-investment-grade, or high yield, bonds – which had flat returns, as measured by the Barclays High-Yield Municipal Bond Index, which tracks the total return performance of the long-term, non-investment-grade tax-exempt bond market. Nearly all of this relative underperformance, however, was caused by the weakness of bonds affiliated with Puerto Rico, which make up approximately 24% of the index. (Bonds issued by U.S. territories are exempt from federal, state, and local income taxes for residents of all 50 states.) Puerto Rico’s longstanding credit problems worsened during the Funds’ fiscal year, as the commonwealth filed for bankruptcy protection in July 2015. If Puerto Rico bonds were removed from the index, high yield returns would have kept with the credit trend by posting gains of 6.75%.

Of the Funds profiled in this report, only Delaware National High-Yield Municipal Bond Fund had any exposure to Puerto Rican bonds. In that Fund’s portfolio, we held a small position in debt for Hospital Auxilio Mutuo, whose credit quality we concluded was relatively insulated from Puerto

Rico’s financial difficulties. In fact, these bonds declined only modestly during the 12-month period, far outperforming the average Puerto Rico bond for the same time frame.

Toward the end of the Funds’ fiscal year, the market environment shifted for municipal bond investors. Uncertainty grew about the global economy – especially with respect to China and other emerging markets – causing increased market volatility, as investors became more risk averse. Accordingly, shorter-dated, higher-rated tax-exempt bonds returned to favor, while longer-maturity, lower-quality issues found themselves at a relative disadvantage as the period ended.

Demand for municipal bonds was robust as the fiscal year began, but tailed off as the period progressed. Toward the end of the period, however, municipal bond fund outflows grew as investors began to anticipate an increase in the Fed’s target short-term interest rate. Meanwhile, the supply of new long-term municipal debt remained constrained. Despite considerable issuance, much of the new supply consisted of debt refinancing, as issuers took advantage of still-low borrowing costs to lower their long-term interest expenses.

Sticking to our strategy

For all three Funds discussed in this report, we maintained the consistent management approach we follow in all types of market conditions, relying on a bottom-up investment strategy. We evaluate securities one at a time, working with our credit analysts to determine through careful research which bonds we believe offer our shareholders the most favorable risk-reward trade-off and income potential.

Applying this approach, we continued to favor bonds with lower-investment-grade or below-investment-grade credit ratings, the segment in which we believe our credit research capabilities may prove most beneficial. Delaware Tax-Free USA Fund and Delaware Tax-Free USA

Intermediate Fund maintained sizeable allocations to bonds with credit ratings of A and BBB – the two lowest tiers of the investment grade bond universe – as well as to below-investment-grade bonds. By prospectus, up to 20% of the net assets of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund can be held in this latter category. We used a substantial portion of this allotment, as we identified various lower-rated bonds that we believed appeared poised to benefit from credit improvement.

Meanwhile, reflecting its different mandate, Delaware National High-Yield Municipal Bond Fund has substantial flexibility to invest in bonds with below-investment-grade credit ratings. At fiscal year end, 51.44% of its portfolio was invested in bonds with credit ratings of BB or lower, up from the 43.66% at the start of the period.

Throughout the period, we maintained a roughly neutral duration (interest rate) stance in all three Funds relative to their benchmarks. This approach reflected our belief in our disciplined credit selection process, rather than any attempt to anticipate the direction of interest rates. The Funds purchased new bonds across various sectors during the fiscal year, including the charter school and healthcare sectors – two areas where we have substantial credit research experience. When appropriate, we tended to favor longer-dated bonds for what we identified as their increased performance potential.

Within the Funds

In keeping with the performance trends mentioned earlier, bonds with lower credit ratings and longer maturity dates tended to outperform higher-quality, shorter-dated issues for the fiscal year. The Funds’ strongest-performing holdings generally conformed to those trends.

All three Funds benefited from holding Southwestern Illinois Development Authority bonds for Memorial Hospital. These bonds, rated

Portfolio management review

Delaware Investments® National Tax-Free Funds

BB+ by Standard & Poor’s and maturing in 2043, generated a strong return due to their relatively long maturity dates and below-investment-grade credit rating. The issuer’s plans to affiliate with a higher-rated hospital also attracted investors.

A strong-performing position in Louisiana Public Facilities Authority bonds for the Southwest Louisiana Charter Academy in Lake Charles helped Delaware Tax-Free USA Fund. These nonrated bonds, which offered a yield exceeding 8% and were due to mature in 2043, rose 16% for the period.

Holdings in New Jersey Economic Development Authority revenue bonds for Continental Airlines lifted the results of Delaware Tax-Free USA Intermediate Fund. These corporate-backed bonds, rated B+ and maturing in 2030, benefited from both the strong backdrop for lower-rated issues as well as the airline industry’s continued recovery.

Besides benefiting from the Illinois hospital bonds mentioned earlier, Delaware National High-Yield Municipal Bond Fund saw strong results from Illinois Finance Authority revenue bonds for the Admiral at the Lake Project, a senior housing facility in Chicago. The price of these nonrated bonds, due to mature in 2046, rose 16%.

In what was a generally strong year for municipal bonds, most of the Funds’ weakest performers turned in flat to modestly negative returns. Relative to their respective benchmarks, both Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund were hampered by positions in New Jersey Transportation Trust Fund bonds. New Jersey–backed debt struggled during the period, as the state’s credit rating was downgraded multiple times in response to its burdensome pension obligations and worsening financial situation.

Maryland Economic Development Corporation bonds for the CNX Marine Terminals, a coal shipment terminal facility in Baltimore, also detracted. These bonds, which all three Funds held, returned -2%, as weak commodity prices weighed on the issuer.

Of final note, Delaware National High-Yield Municipal Bond Fund was hurt by Lake County, Fla., industrial development revenue bonds for the Cranes View Lodge continuing care retirement community project. Despite this issue’s lower credit rating and longer maturity date – two generally positive factors during the period – the bonds struggled with a -3% return, due to construction delays that pushed back the opening of a new facility. The Fund continued to own the bonds at the end of its fiscal year, however, as we still saw the potential for good long-term value in the securities.

Performance summaries

Delaware Tax-Free USA Fund	August 31, 2015

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2015
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	+3.09%	+4.54%	+4.34%	n/a
Including sales charge	-1.55%	+3.58%	+3.87%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+2.23%	+3.76%	+3.55%	n/a
Including sales charge	+1.24%	+3.76%	+3.55%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+3.26%	+4.77%	n/a	+7.28%
Including sales charge	+3.26%	+4.77%	n/a	+7.28%
Barclays Municipal Bond Index*	+2.52%	+3.96%	+4.49%	+5.92%

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Performance summaries

Delaware Tax-Free USA Fund

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.56% of the Fund’s average daily net assets from Sept. 1, 2014 through Aug. 31, 2015.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses	0.96%	1.72%	0.72%
(without fee waivers)
Net expenses	0.80%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The contractual waiver period is from Dec. 27, 2013, through Dec. 29, 2015.

Performance summaries

Delaware Tax-Free USA Fund

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2005, through Aug. 31, 2015

For period beginning Aug. 31, 2005, through Aug. 31, 2015	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,513
Delaware Tax-Free USA Fund — Class A shares	$9,550	$14,612

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2005, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2005. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2015

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2015
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	+1.46%	+2.87%	+3.67%	n/a
Including sales charge	-1.37%	+2.30%	+3.38%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+0.60%	+1.98%	+2.79%	n/a
Including sales charge	-0.39%	+1.98%	+2.79%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+1.62%	+3.03%	n/a	+5.12%
Including sales charge	+1.62%	+3.03%	n/a	+5.12%
Barclays 3–15 Year Blend
Municipal Bond Index*	+2.02%	+3.52%	+4.46%	+5.05%

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from Sept. 1, 2014 through Aug. 31, 2015.* Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

Performance summaries

Delaware Tax-Free USA Intermediate Fund

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

*The contractual waiver period is from Dec. 27, 2013, through Dec. 29, 2015.

2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from Sept. 1, 2014 through Aug. 31, 2015.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses	0.93%	1.68%	0.68%
(without fee waivers)
Net expenses	0.75%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The contractual waiver period is from Dec. 27, 2013, through Dec. 29, 2015.

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2005, through Aug. 31, 2015

For period beginning Aug. 31, 2005, through Aug. 31, 2015	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,467
Delaware Tax-Free USA Intermediate Fund — Class A shares	$9,725	$13,942

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2005, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 9 through 11.

The graph also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2005. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2015

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2015
	1 year	5 years	10 years	Lifetime

Class A (Est. Sept. 22, 1986)
Excluding sales charge	+4.83%	+5.87%	+5.26%	n/a
Including sales charge	+0.13%	+4.89%	+4.78%	n/a

Class C (Est. May 26, 1997)
Excluding sales charge	+4.04%	+5.10%	+4.48%	n/a
Including sales charge	+3.04%	+5.10%	+4.48%	n/a

Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+5.08%	+6.12%	n/a	+10.86%
Including sales charge	+5.08%	+6.12%	n/a	+10.86%

Barclays Municipal Bond Index*	+2.52%	+3.96%	+4.49%	+5.92%

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from Sept. 1, 2014 through Aug. 31, 2015.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses	0.99%	1.74%	0.74%
(without fee waivers)
Net expenses	0.85%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The contractual waiver period is from Dec. 27, 2013, through Dec. 29, 2015.

Performance summaries

Delaware National High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2005, through Aug. 31, 2015

For period beginning Aug. 31, 2005, through Aug. 31, 2015	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Class A shares	$9,550	$15,948
Barclays Municipal Bond Index	$10,000	$15,513

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2005, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 12 through 14.

The graph also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2005. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

Disclosure of Fund expenses

For the six-month period from March 1, 2015 to August 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2015 to Aug. 31, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2015 to August 31, 2015 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/15	Ending Account Value 8/31/15	Annualized Expense Ratio	Expenses Paid During Period 3/1/15 to 8/31/15*
Actual Fund return†
Class A	$1,000.00	$1,000.70	0.81%	$4.08
Class C	1,000.00	996.90	1.57%	7.90
Institutional Class	1,000.00	1,001.20	0.57%	2.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.12	0.81%	$4.13
Class C	1,000.00	1,017.29	1.57%	7.98
Institutional Class	1,000.00	1,022.33	0.57%	2.91

Delaware Tax-Free USA Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/15	Ending Account Value 8/31/15	Annualized Expense Ratio	Expenses Paid During Period 3/1/15 to 8/31/15*
Actual Fund return†
Class A	$1,000.00	$998.30	0.76%	$3.83
Class C	1,000.00	994.10	1.61%	8.09
Institutional Class	1,000.00	999.30	0.61%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.37	0.76%	$3.87
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/15	Ending Account Value 8/31/15	Annualized Expense Ratio	Expenses Paid During Period 3/1/15 to 8/31/15*

Actual Fund return†
Class A	$1,000.00	$1,004.50	0.84%	$4.24
Class C	1,000.00	1,001.70	1.59%	8.02
Institutional Class	1,000.00	1,005.90	0.59%	2.98

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of August 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.28%
Corporate Revenue Bonds	13.68%
Education Revenue Bonds	11.15%
Electric Revenue Bonds	5.13%
Healthcare Revenue Bonds	8.56%
Housing Revenue Bonds	1.19%
Lease Revenue Bonds	2.36%
Local General Obligation Bonds	7.58%
Pre-Refunded/Escrowed to Maturity Bonds	11.52%
Special Tax Revenue Bonds	12.31%
State General Obligation Bonds	6.82%
Transportation Revenue Bonds	12.02%
Water & Sewer Revenue Bonds	4.96%
Short-Term Investments	1.41%
Total Value of Securities	98.69%
Receivables and Other Assets Net of Liabilities	1.31%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	1.18%
Alaska	0.61%
Arizona	2.23%
California	13.61%
Colorado	1.03%
Connecticut	1.25%
Florida	1.62%
Georgia	2.42%
Hawaii	0.51%
Illinois	4.12%
Indiana	1.27%
Kansas	0.17%
Louisiana	1.70%
Maryland	2.08%
Massachusetts	2.94%
Minnesota	0.60%
Mississippi	1.14%
Missouri	4.15%
Nevada	0.69%

State / territory	Percentage of net assets
New Jersey	6.59%
New Mexico	0.08%
New York	19.13%
North Carolina	3.37%
North Dakota	0.30%
Ohio	3.03%
Oklahoma	2.99%
Oregon	0.30%
Pennsylvania	2.63%
Texas	12.11%
U.S. Virgin Islands	0.22%
Utah	0.28%
Virginia	3.12%
Washington	0.18%
West Virginia	0.57%
Wisconsin	0.47%
Total	98.69%

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.31%
Corporate Revenue Bonds	14.25%
Education Revenue Bonds	7.98%
Electric Revenue Bonds	3.20%
Healthcare Revenue Bonds	9.45%
Housing Revenue Bond	0.28%
Lease Revenue Bonds	3.48%
Local General Obligation Bonds	5.23%
Pre-Refunded/Escrowed to Maturity Bonds	8.82%
Resource Recovery Revenue Bonds	0.21%
Special Tax Revenue Bonds	13.08%
State General Obligation Bonds	14.11%
Transportation Revenue Bonds	14.65%
Water & Sewer Revenue Bonds	3.57%
Short-Term Investments	0.86%
Total Value of Securities	99.17%
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	0.21%
Arizona	4.93%
California	16.30%
Connecticut	1.10%
Florida	1.08%
Georgia	3.66%
Guam	0.45%
Idaho	1.03%
Illinois	4.00%
Indiana	0.11%
Kansas	0.14%
Louisiana	3.51%
Maryland	1.82%
Massachusetts	1.10%
Minnesota	6.96%
Mississippi	0.89%
Missouri	1.18%
Nevada	0.18%

State / territory	Percentage of net assets
New Jersey	4.54%
New York	16.38%
North Carolina	0.65%
North Dakota	0.28%
Ohio	1.21%
Oklahoma	0.53%
Oregon	2.24%
Pennsylvania	5.31%
Tennessee	0.66%
Texas	10.92%
Virginia	5.47%
Washington	1.50%
Wisconsin	0.83%
Total	99.17%

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of August 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.94%
Corporate Revenue Bonds	21.70%
Education Revenue Bonds	16.35%
Electric Revenue Bonds	0.42%
Healthcare Revenue Bonds	23.04%
Housing Revenue Bonds	1.20%
Lease Revenue Bonds	5.70%
Local General Obligation Bonds	3.63%
Pre-Refunded Bonds	4.70%
Resource Recovery Revenue Bonds	0.84%
Special Tax Revenue Bonds	7.88%
State General Obligation Bonds	2.99%
Transportation Revenue Bonds	6.56%
Water & Sewer Revenue Bonds	2.93%
Short-Term Investments	0.96%
Total Value of Securities	98.90%
Receivables and Other Assets Net of Liabilities	1.10%
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	3.47%
Alaska	0.21%
Arizona	4.18%
California	13.51%
Colorado	1.61%
Connecticut	0.11%
District of Columbia	0.77%
Florida	4.87%
Georgia	0.90%
Hawaii	1.58%
Idaho	0.96%
Illinois	4.77%
Indiana	1.00%
Iowa	0.26%
Kansas	0.66%
Kentucky	1.36%
Louisiana	3.13%
Maine	0.20%

State / territory	Percentage of net assets
Maryland	3.79%
Massachusetts	1.10%
Michigan	1.29%
Minnesota	3.45%
Mississippi	0.21%
Missouri	1.06%
Nevada	0.89%
New Hampshire	0.16%
New Jersey	5.07%
New Mexico	0.05%
New York	10.83%
North Carolina	0.55%
North Dakota	0.27%
Ohio	4.14%
Oklahoma	0.56%
Oregon	0.59%
Pennsylvania	7.76%
Puerto Rico	0.07%
South Carolina	0.10%
Tennessee	0.26%
Texas	7.00%
Utah	0.23%
Vermont	0.12%
Virginia	1.81%
Washington	0.98%
West Virginia	1.19%
Wisconsin	1.60%
Wyoming	0.22%
Total	98.90%

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2015

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.28%

Corporate Revenue Bonds – 13.68%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	5,225,000	$4,213,127
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority
(Exempt Facilities National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,810,000	1,812,733
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	10,000,000	10,995,200
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	6,897,247
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,235,991
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	1,600,000	1,693,200
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,057,920
6.25% 6/1/24	6,810,000	7,105,622
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,906,805
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#	1,500,000	1,497,330
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,441,386
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,365,829
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	1,515,000	1,584,372
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,532,472
New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)●	2,000,000	2,122,940
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,132,250
Ohio State Air Quality Development Authority Revenue
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,183,580
Parish of St. John the Baptist, Louisiana
(Marathon Oil) Series A 5.125% 6/1/37	1,875,000	1,936,856

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
(PPL Energy Supply) Series A 6.40% 12/1/38	1,580,000	$1,601,646
Selma, Alabama Industrial Development Board
(Zilkha Biomass Selma LLC Project) 144A 7.50% 5/1/25 (AMT)#	1,520,000	1,516,975
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,158,716
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 5.00% 6/1/41	4,765,000	3,632,741
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,161,472

		77,786,410

Education Revenue Bonds – 11.15%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,639,016
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,466,563
Connecticut State Health & Educational Facilities Authority Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,341,640
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,688,775
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/39	805,000	857,261
Louisiana Public Facilities Authority Revenue
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	2,190,956
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,402,062
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,849,050
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,734,150
Series A 5.50% 11/15/36	4,515,000	5,147,597
Missouri State Health & Educational Facilities Authority Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,468,250

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	$4,680,835
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	6,291,840
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,576,237
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,748,130
University of California
Series AO 5.00% 5/15/40	2,000,000	2,291,040

		63,373,402

Electric Revenue Bonds – 5.13%
California State Department of Water Resources
Series L 5.00% 5/1/17	910,000	978,459
Series L 5.00% 5/1/20	5,000,000	5,859,800
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	5,040,000	5,983,992
5.25% 2/1/24	7,000,000	8,605,870
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,430,000	1,573,501
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,367,239
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	796,860

		29,165,721

Healthcare Revenue Bonds – 8.56%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,238,620
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,405,405
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,093,981
Fairfax County, Virginia Industrial Development Authority Revenue
(Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,824,325
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,447,450

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	$2,543,575
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,175,051
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,255,040
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,463,367
6.50% 12/1/21	2,745,000	3,097,925
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,654,738
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,343,391
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,166,500
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	2,987,820
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)^	2,000,000	1,728,200
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	137,312
Series A 7.50% 6/1/49	610,000	706,661
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,637,945
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,428,520
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,081,200
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,221,291

		48,638,317

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.19%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,605,000	$5,062,553
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,693,467

		6,756,020

Lease Revenue Bonds – 2.36%
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	2,890,000	3,073,688
Series GG 5.75% 9/1/23	1,000,000	1,088,200
New York Liberty Development Revenue
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	4,155,000	4,382,985
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,261,097
St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,630,161

		13,436,131

Local General Obligation Bonds – 7.58%
Chicago, Illinois
Series A 5.50% 1/1/39	2,900,000	2,657,763
Fairfax County, Virginia
(Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,384,020
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,640,467
5.00% 8/15/26 (PSF)	1,000,000	1,144,120
Honolulu, Hawaii
Series A 5.00% 10/1/39	2,500,000	2,892,150
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,107,375
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,066,788
Series I-1 5.375% 4/1/36	5,000,000	5,653,850
Series J 5.00% 8/1/17	3,000,000	3,252,540
Subseries D-1 5.00% 10/1/36	6,500,000	7,417,540

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Prince George’s County, Maryland
(Consolidated Public Improvement) Series C 5.00% 8/1/17	1,700,000	$1,843,684

		43,060,297

Pre-Refunded/Escrowed to Maturity Bonds – 11.52%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	6,648,180
Brevard County, Florida Health Facilities Authority Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	4,065,000	4,907,796
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	3,058,025
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,990,000	2,310,111
(Unrefunded) Series A 5.25% 7/1/21-19§	1,140,000	1,323,380
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	85,000	87,861
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier
(Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,223,457
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,682,650
Maryland State & Local Facilities Loan Capital Improvement
Second Series 5.00% 8/1/17-16§	935,000	975,457
Missouri State Highways & Transportation Commission State Road Revenue
Series B 5.00% 5/1/24-16§	7,000,000	7,222,880
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,768,968
New York Dormitory Authority Revenue Non State Supported Debt
(North Shore Long Island Jewish Health System) Series A 5.50% 5/1/37-19§	3,000,000	3,467,430
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/24-18§	2,930,000	3,281,834
(Second Tier) Series F 5.75% 1/1/38-18§	6,130,000	6,830,720
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	17,010,517
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,155,000	1,272,048

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Wisconsin Housing & Economic Developing Authority Revenue
6.10% 6/1/21-17 (FHA)§	390,000	$424,308

		65,495,622

Special Tax Revenue Bonds – 12.31%
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	9,572,148
Denver, Colorado Convention Center Hotel Authority Revenue Senior
5.00% 12/1/35 (SGI)	1,305,000	1,330,434
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	1,645,000	1,247,601
Hollywood, Florida Community Redevelopment Agency Revenue
(Beach CRA) 5.625% 3/1/24	1,105,000	1,107,995
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue
(State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	20,000	20,099
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,533,300
Nevada State
5.00% 6/1/17	1,700,000	1,830,883
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,228,210
5.00% 6/15/28	2,695,000	2,849,343
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,433,176
Series B 5.50% 6/15/31	5,000,000	5,239,000
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	440,000	453,235
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,179,120
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	11,226,900
Series C 5.25% 11/1/25	6,000,000	7,099,020
Series D 5.00% 2/1/26	3,000,000	3,454,620
New York State Dormitory Authority
(Education) Series B 5.25% 3/15/38	6,000,000	6,728,520

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	$1,064,460
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,101,620
Texas Public Finance Authority
(Assessment - Unemployment Compensation) 5.00% 1/1/17	2,180,000	2,311,999
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	1,295,000	947,772

		69,959,455

State General Obligation Bonds – 6.82%
California State
5.00% 2/1/17	630,000	669,715
5.25% 11/1/40	3,795,000	4,423,831
Various Purposes
5.00% 9/1/22	2,180,000	2,608,871
5.00% 11/1/43	3,000,000	3,376,080
5.00% 10/1/44	2,420,000	2,718,338
6.00% 4/1/38	4,060,000	4,732,133
6.50% 4/1/33	2,570,000	3,045,321
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,815,535
Series E 5.00% 12/15/17	900,000	954,360
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	12,361,481
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	990,000	1,049,806

		38,755,471

Transportation Revenue Bonds – 12.02%
Bay Area, California Toll Authority
Series S-6 5.00% 10/1/54	3,000,000	3,263,610
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,902,421
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,551,137
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,321,650
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,512,950

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	$456,043
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 4.125% 12/31/38 (AMT)	1,835,000	1,748,627
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	2,048,472
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,516,275
6.50% 12/1/28	5,500,000	5,576,340
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,936,215
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,812,680
7.50% 6/30/33	1,560,000	1,901,827
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,026,197
6.875% 12/31/39	5,500,000	6,443,910
7.00% 12/31/38 (AMT)	1,830,000	2,277,472

		68,295,826

Water & Sewer Revenue Bonds – 4.96%
Jefferson County, Alabama Sewer Revenue
(Sub Lien Warrants) Series D 6.50% 10/1/53	4,500,000	5,200,560
Metropolitan Water Reclamation District of Greater Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	440,000	465,300
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,484,840
(Second Generation Fiscal 2013) Series CC 5.00% 6/15/47	1,975,000	2,195,963
(Second Generation Resolution Fiscal 2014) Series BB 5.00% 6/15/46	5,000,000	5,570,300
(Second Generation) Series BB 5.00% 6/15/47	4,000,000	4,422,160
San Francisco, California City & County Public Utilities Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,848,600

		28,187,723

Total Municipal Bonds (cost $506,008,513)		552,910,395

	Principal amount°	Value (U.S. $)

Short-Term Investments – 1.41%

Variable Rate Demand Notes – 1.41%¤
East Baton Rouge Parish, Louisiana Pollution Control Revenue (Exxon Project)
0.01% 11/1/19	1,500,000	$1,500,000
Mississippi Business Finance (Chevron USA)
Series G 0.01% 11/1/35	4,300,000	4,300,000
Series I 0.01% 11/1/35	2,195,000	2,195,000

Total Short-Term Investments (cost $7,995,000)		7,995,000

Total Value of Securities – 98.69% (cost $514,003,513)		$560,905,395

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $7,397,290, which represents 1.30% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Aug. 31, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free USA Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	August 31, 2015

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.31%

Corporate Revenue Bonds – 14.25%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	$2,421,218
Build NYC Resource, New York
(Pratt Paper Inc. Project) 144A 4.50% 1/1/25 (AMT)#	1,200,000	1,278,060
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,645,902
Gloucester County, New Jersey Pollution Control Financing Authority
(Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	1,000,000	1,121,130
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed)
Series A 5.00% 6/1/33	1,735,000	1,962,111
Series A 5.00% 6/1/34	2,890,000	3,265,729
Series A 5.00% 6/1/35	8,645,000	9,654,909
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	9,200,000	8,780,940
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,011,497
Houston, Texas Airport System Revenue
(United Airlines Inc. Terminal E Project) 4.75% 7/1/24 (AMT)	1,500,000	1,614,645
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,184,811
6.25% 6/1/24	7,500,000	7,825,575
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	792,765
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#	1,905,000	1,910,829
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 ●	6,000,000	6,655,740
Maryland Economic Development Corporation Pollution Control Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,825,000	3,900,238
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,064,106

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	3,025,000	$3,163,515
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,121,884
Nez Perce County, Idaho
(Potlatch Project) 6.00% 10/1/24	850,000	850,825
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	2,570,000	2,804,590
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,540,047
Pennsylvania Economic Development Financing Authority
(PPL Energy Supply) Series B 5.00% 12/1/38 ●	2,755,000	2,778,142
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.25% 12/1/24	3,050,000	3,552,640
Selma, Alabama Industrial Development Board
(Zilkha Biomass Selma LLC Project) 144A 7.50% 5/1/25 (AMT)#	1,450,000	1,447,115
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	5,800,000	6,946,544
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 4.50% 6/1/23	1,710,000	1,711,112
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	3,450,000	3,747,287
Wisconsin Public Finance Authority Exempt Facilities Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	2,989,739

		100,743,645

Education Revenue Bonds – 7.98%
Build NYC Resource, New York
5.25% 11/1/29	1,800,000	1,930,068
5.25% 11/1/34	4,680,000	4,927,478
California Municipal Finance Authority
(Touro College & University System) Series A 5.25% 1/1/34	370,000	401,346
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	1,008,050

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	$2,398,734
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,491,555
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,251,932
Connecticut State Health & Educational Facilities Authority Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,569,400
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/34	1,190,000	1,280,678
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	775,000	820,345
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,956,188
Massachusetts State Health & Educational Facilities Authority Revenue
(Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,551,040
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,487,734
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,195,621
(Touro College & University System) Series A 5.25% 1/1/34	1,360,000	1,475,899
Pennsylvania State Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	6,035,097
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,268,278
Series C 5.25% 10/1/27	2,100,000	2,349,333
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,777,000
University of North Carolina, North Carolina at Chapel Hill
5.00% 12/1/31	3,490,000	3,793,037

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	$4,463,275

		56,432,088

Electric Revenue Bonds – 3.20%
California State Department Water Resources Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,865,020
Series N 5.00% 5/1/21	3,580,000	4,274,090
Long Island, New York Power Authority
Series A 5.00% 9/1/34	2,325,000	2,599,885
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,117,700
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	5,840,000	6,799,278

		22,655,973

Healthcare Revenue Bonds – 9.45%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	6,553,072
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	4,988,354
California Statewide Communities Development Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,063,791
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,635,167
Dauphin County, Pennsylvania General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,901,364
Illinois Finance Authority Revenue
(Rush University Medical Center)
Series A 5.00% 11/15/32	2,900,000	3,233,703
Series A 5.00% 11/15/33	1,450,000	1,604,323
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,296,996
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	4,862,166
5.00% 8/1/18	2,500,000	2,671,300

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care) 5.00% 1/1/30	870,000	$875,098
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,433,705
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23	4,000,000	4,544,480
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,257,140
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	799,952
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,117,780
Series A 5.00% 1/1/18	1,000,000	1,094,690
Palm Beach County, Florida Health Facilities Authority Revenue
(Sinai Residences Boca Raton Project-Entrance Fee)
Series B 6.25% 6/1/23	950,000	1,053,749
Series C 6.00% 6/1/21	1,000,000	1,090,390
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	3,800,000	4,148,004
Series C 4.50% 11/15/38 ●	2,540,000	2,921,432
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	2,693,525
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	467,249
Series A 144A 6.75% 7/1/35 #	465,000	479,080

		66,786,510

Housing Revenue Bond – 0.28%
Williston, North Dakota
(Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,974,000

		1,974,000

Lease Revenue Bonds – 3.48%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	785,000	812,475

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	$3,304,392
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,857,594
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,804,019
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,642,947
New York Liberty Development Revenue
(World Trade Center Project)
Class 2-3 144A 5.15% 11/15/34 #	4,665,000	4,869,700
Class 3-3 144A 7.25% 11/15/44 #	2,880,000	3,419,856
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,870,000	2,863,284

		24,574,267

Local General Obligation Bonds – 5.23%
Chesterfield County, Virginia
Series B 5.00% 1/1/22 (State Aid Withholding)	4,070,000	4,865,034
Chicago, Illinois
Series 2002B 5.50% 1/1/37	1,435,000	1,320,071
Series 2005D 5.50% 1/1/37	1,150,000	1,057,897
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,442,779
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,362,860
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,588,880
Houston, Texas Refunding & Public Improvement
Series A 5.25% 3/1/28	5,000,000	5,524,000
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,783,815
Series E 5.00% 8/1/23	3,685,000	4,386,882
Subseries D-1 5.00% 10/1/30	4,000,000	4,642,040

		36,974,258

Pre-Refunded/Escrowed to Maturity Bonds – 8.82%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,730,664
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,505,934
Bay Area, California Toll Bridge Authority Revenue
(San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,845,702

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	$2,752,223
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	2,019,896
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,160,860
California Statewide Communities Development Authority Revenue
(California Statewide Inland Regulatory Control Project) 5.25% 12/1/27-17§	3,605,000	3,973,467
Fairfax County, Virginia Public Improvement Revenue
Series A 5.00% 4/1/20-18 (State Aid Withholding)§	10,000,000	11,075,800
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A 5.25% 7/15/21-18 (ASSURED GTY)§	2,760,000	3,099,342
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19-17§	3,675,000	3,925,157
Massachusetts State Clean Water Trust
(Water Pollution Abatement Trust) 5.00% 8/1/16	2,170,000	2,264,373
Missouri State Highways & Transportation Commission State Road Revenue
(Second Lien) 5.25% 5/1/23-17§	1,940,000	2,091,456
New York State Environmental Facilities Corporation Revenue
(Revolving Funds Pooled Financing) Series D 5.00% 9/15/23-17§	3,360,000	3,657,360
North Texas Tollway Authority Revenue
(First Tier)
6.00% 1/1/20-18§	3,440,000	3,853,075
Series E-3 5.75% 1/1/38-16●§	3,750,000	3,816,037
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	670,000	780,155
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,786,282
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Healtheast Project) 6.00% 11/15/25-15§	1,000,000	1,011,400
Texas Transportation Commission State Highway Fund Revenue
(First Tier) 5.00% 4/1/18-17§	1,700,000	1,818,966

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Virginia State
Series B 5.00% 6/1/23-18§	2,000,000	$2,226,940

		62,395,089

Resource Recovery Revenue Bonds – 0.21%
Jefferson County, New York Industrial Development Agency Solid Waste Disposal Revenue
(Green Bond)
4.75% 1/1/20 (AMT)	555,000	536,263
5.25% 1/1/24 (AMT)	510,000	487,897
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	450,000	452,201

		1,476,361

Special Tax Revenue Bonds – 13.08%
Atlanta, Georgia Development Authority
(Senior Lien) Series A-1 5.25% 7/1/40	1,870,000	2,145,227
Baltimore, Maryland Convention Center Hotel Revenue Subordinated
Series B 5.00% 9/1/16	200,000	201,980
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	6,396,940
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	725,000	726,689
5.00% 5/1/34	880,000	882,640
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,749,175
Series A 5.25% 1/1/23	5,375,000	5,935,451
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,659,579
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24	1,750,000	1,935,027
Series A 5.625% 12/1/29	1,125,000	1,242,900
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,037,628
Louisiana State Citizens Property Insurance Corporation Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,277,925

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New Jersey State Economic Development Authority Revenue
5.00% 6/15/22	1,750,000	$ 1,934,135
5.00% 6/15/23	1,250,000	1,363,087
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	4,799,336
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	7,310,000	7,659,418
New York City, New York Transitional Finance Authority Future Tax Secured
5.00% 11/1/23	2,865,000	3,463,097
Subseries A-1 5.00% 11/1/20	2,860,000	3,361,987
Subseries C 5.00% 11/1/27	4,150,000	4,896,461
Subseries E-1 5.00% 2/1/26	4,020,000	4,712,566
New York State Local Government Assistance Corporation Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,917,525
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,345,509
Oregon State Lottery
Series C 5.00% 4/1/24	3,550,000	4,317,368
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,002,080
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project) Series B 5.375% 11/1/23 @	880,000	881,021
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	7,719,140
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien ) 6.07% 6/1/21 ^	1,305,000	955,090

		92,518,981

State General Obligation Bonds – 14.11%
California State
5.00% 2/1/20	4,250,000	4,910,365
(Various Purposes)
5.00% 10/1/18	5,000,000	5,616,250
5.00% 11/1/19	5,245,000	6,048,639
5.00% 10/1/24	2,935,000	3,579,849
5.25% 9/1/28	7,750,000	9,048,125

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Connecticut State
Series C 5.00% 11/1/24	2,000,000	$ 2,233,960
Georgia State
Series A-1 5.00% 2/1/24	5,000,000	6,157,950
Series B 5.00% 7/1/17	4,810,000	5,200,813
Minnesota State
(Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,317,667
Series F 5.00% 10/1/22	8,000,000	9,637,680
Mississippi State
Series A 5.00% 10/1/17	4,860,000	5,298,275
New Jersey State
Series Q 5.00% 8/15/19	5,000,000	5,585,450
New York State
Series A 5.00% 2/15/28	5,000,000	5,794,400
Oregon State
Series L 5.00% 5/1/26	6,000,000	7,074,720
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,045,921
Virginia State
Series D 5.00% 6/1/19	5,715,000	6,534,131
Washington State
(Motor Vehicle Fuel Tax) Series B 5.00% 7/1/16	4,250,000	4,421,573
(Various Purposes)
Series A 5.00% 7/1/16	1,000,000	1,040,370
Series 2015-A-1 5.00% 8/1/30	3,595,000	4,205,898

		99,752,036

Transportation Revenue Bonds – 14.65%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,278,120
Central Texas Turnpike System
Series C 5.00% 8/15/33	1,750,000	1,929,060
Chicago, Illinois O’Hare International Airport Revenue General-Airport-Third Lien
Series C 5.25% 1/1/28	2,150,000	2,391,316
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/22	680,000	717,842
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,143,070
5.00% 7/1/26	3,000,000	3,418,680
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,044,590

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	$ 2,750,450
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,682,359
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,354,980
Series A 5.00% 11/15/18	2,500,000	2,808,775
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission
Senior Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,289,600
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AMT)	2,900,000	3,233,906
Series B 5.00% 1/1/33 (AMT)	2,900,000	3,224,133
New York State Thruway Authority Revenue
Series J 5.00% 1/1/27	5,705,000	6,671,142
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20	485,000	537,569
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/34 (AMT)	5,690,000	6,082,610
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,079,066
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien) Series A 5.00% 7/1/26	7,500,000	8,535,300
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,415,204
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,628,419
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,251,128
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25	2,000,000	2,335,880
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,341,632
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,419,310
(NTE Mobility Partners) 7.00% 12/31/38 (AMT)	3,750,000	4,666,950

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility Partners) 7.50% 12/31/31	3,765,000	$ 4,504,295
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,883,658

		103,619,044

Water & Sewer Revenue Bonds – 3.57%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,422,220
California State Department of Water Resources Center Valley Project
Series AS 5.00% 12/1/29	2,695,000	3,228,529
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,567,460
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,447,960
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,715,402
San Francisco, California City & County Public Utilities Commission Water Revenue
Sub Series A 5.00% 11/1/27	7,430,000	8,847,421

		25,228,992

Total Municipal Bonds (cost $655,331,446)		695,131,244

Short-Term Investments – 0.86%

Variable Rate Demand Notes – 0.86%¤
California Infrastructure & Economic Development Bank Revenue (Los Angeles Museum) Series A
0.01% 9/1/37 (LOC - Wells Fargo Bank N.A.)	3,225,000	3,225,000
East Baton Rouge Parish, Louisiana Pollution Control Revenue (Exxon Project)
0.01% 11/1/19	500,000	500,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1
0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,350,000	1,350,000

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Notes¤ (continued)
Mississippi Business Finance (Chevron USA) Series G 0.01% 11/1/35	1,000,000	$1,000,000

Total Short-Term Investments (cost $6,075,000)		6,075,000

Total Value of Securities – 99.17% (cost $661,406,446)		$701,206,244

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $13,871,889, which represents 1.96% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $881,021, which represents 0.12% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2015.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Aug. 31, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2015

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.94%

Corporate Revenue Bonds – 21.70%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	6,520,000	$6,655,942
6.875% 5/1/30	300,000	333,021
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	23,340,000	18,819,976
Series A-2 6.50% 6/1/47	8,405,000	7,346,894
Build NYC Resource, New York
(Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,137,531
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,322,250
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,145,260
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,608,461
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,135,600
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority
Exempt Facilities (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,510,000	1,512,280
Gloucester County, New Jersey Pollution Control Financing Authority
(Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	1,430,000	1,603,216
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	2,205,000	2,424,442
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	3,920,550
Series A-1 5.75% 6/1/47	10,735,000	9,226,410
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,197,250
(Special Facilities Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,312,980
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,216,987
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,318,515
6.00% 6/1/28	1,455,000	1,711,546
6.25% 6/1/24	2,635,000	2,749,385

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	$3,572,490
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#	4,000,000	3,992,880
Series A 8.375% 7/1/39 (AMT)	3,500,000	3,609,060
Maryland Economic Development Corporation Facilities Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	5,990,561
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	465,534
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,285,175
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,356,520
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,425,816
New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)●	1,000,000	1,061,470
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	11,729,300
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,264,500
Nez Perce County, Idaho
(Potlatch Project) 6.00% 10/1/24	1,285,000	1,286,246
Ohio State Water Development Authority
(First Energy Nuclear Generation) Series B 4.00% 12/1/33 ●	5,000,000	5,166,250
Parish of St. John the Baptist, Louisiana
(Marathon Oil) Series A 5.125% 6/1/37	3,700,000	3,822,063
Pennsylvania Economic Development Financing Authority
(National Gypson) 5.50% 11/1/44 (AMT)	4,500,000	4,631,805
(PPL Energy Supply) Series A 6.40% 12/1/38	6,055,000	6,137,953
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	549,445

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$2,088,400
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	13,015,000	14,134,420
5.25% 12/1/27	2,235,000	2,592,756
5.25% 12/1/28	1,050,000	1,216,793
5.50% 12/1/29	765,000	908,897
Selma Industrial Development Board
(Zilkha Biomass Selma Project) 144A 7.50% 5/1/25 (AMT)#	5,705,000	5,693,647
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,808,203
Sweetwater County, Wyoming Solid Waste Disposal Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,010,160
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	4,460,000	5,341,653
Tobacco Settlement Financing Authority Revenue, New York
(Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	3,998,613
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,821,686
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	18,430,000	14,050,663
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	423,143
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,139,480
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,258,510
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,478,998

		210,011,586

Education Revenue Bonds – 16.35%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,117,480
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,293,938
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,615,000	1,616,825

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	$1,020,020
5.50% 11/1/44	2,500,000	2,630,750
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,000,000
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,021,320
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	7,500,000	7,441,275
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,771,842
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,307,487
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,783,725
California School Finance Authority
(Alliance College-Ready Public Schools)
144A 5.00% 7/1/35 #	1,000,000	1,036,100
144A 5.00% 7/1/45 #	3,000,000	3,072,390
(New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	2,805,633
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,025,400
6.00% 10/1/49	720,000	741,960
California State University
(Systemwide) Series A 5.00% 11/1/17	4,570,000	5,004,881
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,220,270
California Statewide Communities Development Authority Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	1,054,939
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,171,050
Series A 5.50% 11/1/38	2,000,000	2,015,360
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	868,921
5.625% 2/1/45	1,500,000	1,498,845
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
(CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	1,000,000	1,000,770
Subordinate Series B 6.00% 10/1/35	1,500,000	1,501,710

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	$1,116,700
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,147,530
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,330,320
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	525,425
District of Columbia
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,648,143
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,459,450
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,054,690
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,791,572
5.125% 3/1/37	2,000,000	1,886,860
Hawaii State Department of Budget & Finance
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,253,880
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,120,900
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	977,350
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	504,989
Series B 144A 5.00% 7/1/49 #^	2,888,155	227,644
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,124,810
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,088,730
(Rogers Park Montessori)
6.00% 2/1/34	675,000	699,300
6.125% 2/1/45	1,800,000	1,845,648
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,156,280

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	$970,530
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,788,200
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,711,440
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,921,275
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	2,845,000	2,981,873
Maryland State Economic Development Corporation Student Housing Revenue
(University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,224,649
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,045,460
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,778,599
Massachusetts State Health & Educational Facilities Authority Revenue
(Springfield College) 5.625% 10/15/40	1,000,000	1,068,190
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	984,780
Series A 144A 6.00% 9/15/45 #	1,000,000	997,210
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A 6.75% 7/1/44 #	3,500,000	3,700,935
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	921,123
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,084,540
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,137,837
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	999,543

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	$1,024,380
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,574,855
Series A 144A 5.125% 12/15/45 #	2,515,000	2,488,089
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,661,835
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,348,463
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,088,986
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,210,607
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	956,358
Series A 144A 6.375% 9/1/40 #	500,000	537,970
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,396,798
(Edinboro University) 6.00% 7/1/42	1,000,000	1,048,130
(Foundation Indiana University) Series A 0.84% 7/1/39
(SGI)●	2,400,000	1,888,320
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,388,350
(Discovery Charter School Project)
5.875% 4/1/32	450,000	473,251
6.25% 4/1/37	200,000	213,752
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,067,200
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,650,576
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,098,950
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,731,253
Phoenix, Arizona Industrial Development Authority Revenue
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	1,987,580

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	$1,039,570
5.625% 9/1/42	600,000	629,502
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	432,333
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	1,500,000	1,678,080
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,136,680
Pima County, Arizona Industrial Development Authority Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,939,260
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,092,666
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	805,000	810,780
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,330,840
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,389,862
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,394,980
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,465,086
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	1,997,720
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,131,770
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence) 6.25% 10/15/40	595,000	629,302

		158,233,430

Electric Revenue Bonds – 0.42%
California State Department of Water Resources
Series L 5.00% 5/1/17	1,045,000	1,123,615
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,156,686

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	$796,860

		4,077,161

Healthcare Revenue Bonds – 23.04%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,865,045
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,238,620
Series A 8.00% 10/1/46	1,500,000	1,854,615
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	1,003,280
Arizona Health Facilities Authority
(Phoenix Children’s Hospital) 5.00% 2/1/19	2,545,000	2,836,326
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	940,000	1,023,021
Bexar County, Texas Health Facilities Development Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,106,820
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,092,460
California Statewide Communities Development Authority Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	582,375
(Loma Linda University Medical Center) 5.50% 12/1/54	8,000,000	8,453,520
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,818,200
Capital Trust Agency, Florida
(Faulk Senior Services)
6.00% 12/1/24	455,000	412,785
6.50% 12/1/34	500,000	454,890
6.75% 12/1/44	1,000,000	910,900
6.75% 12/1/49	1,500,000	1,366,920
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	4,963,100
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,055,235

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	$2,947,800
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,018,994
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	558,395
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,106,040
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,659,584
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	114,769
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,053,310
Series A 5.25% 9/1/29	500,000	542,130
Series A 5.25% 9/1/44	2,000,000	2,096,720
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,130,700
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,217,016
Florida Development Finance
(Tuscan Isle Obligated Group) Series A 144A 7.00% 6/1/45 #	2,000,000	2,040,720
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,656,390
Hanover County, Virginia Economic Development Authority Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,779,277
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,390,763
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,254,840
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,428,454
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,077,200
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,617,032
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,966,020

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.75% 5/15/30	500,000	$565,685
Series A 8.00% 5/15/40	2,205,000	2,507,747
Series A 8.00% 5/15/46	1,500,000	1,703,865
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,780,068
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,214,220
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,079,160
5.50% 8/15/45	1,000,000	1,077,280
(Marquette Project) 5.00% 3/1/39	1,250,000	1,295,213
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,559,950
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System)
Series A 5.00% 6/1/17	2,525,000	2,697,836
Series A 6.50% 3/1/45	4,965,000	5,677,875
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,316,300
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	2,011,013
Lake County, Florida Individual Development Revenue
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,704,290
Lakeland, Florida
(Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,363,650
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	753,014
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,980,272
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,082,900
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45	3,865,000	4,245,973
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,928,684
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,095,160

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Maryland State Health & Higher Educational Facilities Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	$1,828,644
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,867,865
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,094,210
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,532,051
5.375% 1/1/50	6,250,000	6,237,313
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,519,040
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,558,282
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,043,840
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,028,676
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	957,911
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,909,736
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,298,181
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,147,366
144A 5.00% 12/1/45 #	800,000	828,680
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,474,150
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,626,643
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,021,090
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,055,780
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32	1,000,000	1,008,730

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
5.00% 7/1/16	1,000,000	$1,023,550
5.00% 7/1/17	1,945,000	2,032,253
5.125% 7/1/31	1,000,000	1,048,980
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	4,000,000	3,983,760
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	326,117
Series A 7.50% 6/1/49	2,920,000	3,382,703
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	655,000	646,826
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,806,325
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,646,160
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	5,445,046
South Carolina Jobs - Economic Development Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	988,841
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	812,060
5.50% 12/1/43	1,250,000	1,309,887
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,746,486
7.125% 11/1/43	2,500,000	3,035,650
St. Johns County, Florida Industrial Development Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,105,680
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	627,083
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,018,360
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	540,600

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40	1,000,000	$1,150,330
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,150,215
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	844,830
Series A 144A 7.00% 7/1/45 #	1,750,000	1,802,377
Series A 144A 7.00% 7/1/50 #	2,000,000	2,030,940
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	292,391
Series A 5.75% 11/1/39	600,000	646,356
Series A 6.00% 5/1/47	920,000	997,262
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	7,900,000	8,775,241
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	851,800
Series A 5.00% 7/1/24	1,700,000	1,757,528
Series A 6.125% 7/1/39	750,000	799,943
Series A 6.25% 7/1/44	2,500,000	2,680,150
Wichita, Kansas
(Presbyterian Manors)
Series IV-A 5.625% 5/15/44	1,645,000	1,687,490
Series IV-A 5.625% 5/15/49	1,450,000	1,486,540
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,117,740

		222,970,109

Housing Revenue Bonds – 1.20%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,303,476
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,649,325
Senior Series A 6.40% 8/15/45	1,780,000	1,956,861
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	809,715
Series A 5.25% 5/15/49	3,000,000	3,214,530

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Williston, North Dakota
(Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	$2,629,055

		11,562,962

Lease Revenue Bonds – 5.70%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,292,785
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 6.625% 1/1/32	500,000	539,940
Series A 6.875% 1/1/42	1,500,000	1,631,430
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,901,513
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	885,000	968,916
District of Columbia Revenue
(Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,445,939
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	983,570
5.375% 2/1/41	4,000,000	3,988,800
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,185,600
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A 5.00% 11/15/44 #	5,000,000	5,025,300
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	2,410,000	2,542,237
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	9,600,000	11,399,520
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,802,067
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,126,960
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	8,136,987
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,201,990

		55,173,554

Local General Obligation Bonds – 3.63%
Arlington County, Virginia
Series D 5.00% 8/1/17	1,375,000	1,491,215

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2005D 5.50% 1/1/40	3,000,000	$2,741,190
Series 2007E 5.50% 1/1/42	2,150,000	1,955,683
Series 2007F 5.50% 1/1/42	1,250,000	1,137,025
Series A 5.50% 1/1/33	2,000,000	1,876,580
Series A 5.50% 1/1/34	2,500,000	2,327,775
Hennepin County, Minnesota
Series B 5.00% 12/1/17	5,700,000	6,252,843
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,202,871
Series J 5.00% 8/1/17	3,625,000	3,930,153
Plano, Texas Independent School District
(School Building) Series A 5.00% 2/15/17	560,000	596,378
Prince George’s County, Maryland
(Consolidated Public Improvement)
Series B 5.00% 9/15/20	3,190,000	3,751,185
Series C 5.00% 8/1/17	1,775,000	1,925,023
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,936,875

		35,124,796

Pre-Refunded Bonds – 4.70%
Brevard County, Florida Health Facilities Authority Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,225,655
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,100,889
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31-21§	1,000,000	1,282,250
California Statewide Communities Development Authority Revenue
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,873,038
Commonwealth of Massachusetts
Series E 5.00% 11/1/23-16 (AMBAC)§	7,390,000	7,791,277
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36-17§	1,000,000	1,057,030
6.375% 1/1/39-19§	900,000	1,055,754
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,382,353

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	$348,430
Maryland State & Local Facilities Loan Capital Improvement
Second Series 5.00% 8/1/17-16§	1,070,000	1,116,299
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,232,730
North Texas Tollway Authority Revenue
(Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,800,170
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	1,100,000	1,280,851
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) 5.75% 7/1/39-19§	500,000	586,105
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Healtheast Project) 6.00% 11/15/30-15§	2,000,000	2,022,800
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,858,650
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B 6.00% 8/15/39-19 (ASSURED GTY)§	1,250,000	1,482,450

		45,496,731

Resource Recovery Revenue Bonds – 0.84%
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,509,850
Jefferson County Industrial Development Agency
(Green Bond)
4.75% 1/1/20 (AMT)	545,000	526,601
5.25% 1/1/24 (AMT)	500,000	478,330
Mission Economic Development Corporation, Texas Revenue
(Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,043,460
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,531,535

		8,089,776

Special Tax Revenue Bonds – 7.88%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,533,779

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	$1,828,000
Baltimore, Maryland Convention Center Hotel Revenue Subordinated
Series B 5.875% 9/1/39	1,000,000	1,024,330
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	5,500,000	6,315,815
6.50% 7/15/30	1,175,000	1,366,619
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	2,000,000	2,009,300
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,017,860
144A 5.40% 3/1/45 #	2,000,000	2,035,460
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,080,520
Farms New Kent, Virginia Community Development Authority Special Assessment
Series C 5.80% 3/1/36 @‡	1,000,000	250,080
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	5,000,000	4,965,800
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	465,000	352,665
Howard County, Maryland
(Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	768,921
6.10% 2/15/44	1,420,000	1,514,970
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,617,543
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,231,239
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39	215,000	247,467
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,240,000	1,300,822
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,708,530

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	$3,185,460
5.90% 3/1/30	2,000,000	2,157,640
Nevada State
5.00% 6/1/17	1,955,000	2,105,515
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/44	2,000,000	1,981,760
(Transportation Systems) Series B 5.50% 12/15/16 (NATL-RE)	2,500,000	2,635,025
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	500,000	515,040
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,039,650
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,179,120
New York City, New York Industrial Development Agency Civic Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,922,173
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Sub - Future Tax Secured - Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,760,109
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,064,460
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,172,670
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	3,005,145
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	2,983,740
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,129,200
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,202,496
Roseville Westpark, California Community Facilities District No. 1
(Public Facilities) 5.25% 9/1/37	600,000	606,000

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24 @	1,000,000	$1,000,190
Series A 5.50% 11/1/27 @	500,000	500,120
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	992,570
Series A 144A 5.25% 9/1/45 #	3,000,000	2,970,030
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,257,852
Texas Public Finance Authority
(Assessment - Unemployment Compensation) 5.00% 1/1/17	2,510,000	2,661,981
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue
5.65% 5/1/37	875,000	882,569
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	270,000	197,605

		76,277,840

State General Obligation Bonds – 2.99%
California State
5.00% 2/1/17	725,000	770,704
Various Purpose 5.00% 10/1/44	2,965,000	3,330,525
Commonwealth of Pennsylvania
First Series 5.00% 11/15/16	6,905,000	7,287,468
Connecticut State
Series E 5.00% 12/15/17	1,040,000	1,102,816
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,850,100
Maryland State & Local Facilities Loan
(1st Series) Series A 5.00% 8/1/20	6,000,000	7,038,060
New York State
Series A 5.25% 2/15/24	2,000,000	2,358,440
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,208,867

		28,946,980

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 6.56%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	$2,161,933
Subordinate Lien 6.75% 1/1/41	1,000,000	1,200,420
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,766,950
Series A 6.00% 1/15/49	7,690,000	9,007,451
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,125,360
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,361,140
Series A 6.00% 7/1/53	1,290,000	1,468,304
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,075,560
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,531,348
Metropolitan Washington D.C. Airports Authority
Series B 5.00% 10/1/16 (AMT)	900,000	943,992
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,126,413
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/38	3,030,000	3,214,679
Pennsylvania Turnpike Commission
Series B 5.25% 12/1/39	3,460,000	3,882,431
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,295,050
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,131,060
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,121,540
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,111,192
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,261,130
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,344,490
7.50% 6/30/33	500,000	609,560

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	$2,315,223
6.875% 12/31/39	4,055,000	4,750,919
7.00% 12/31/38 (AMT)	1,335,000	1,661,434

		63,467,579

Water & Sewer Revenue Bonds – 2.93%
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,758,275
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,068,720
Series D 7.00% 10/1/51	5,000,000	6,021,100
Metropolitan Water Reclamation District of Greater Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	528,750

		28,376,845

Total Municipal Bonds (cost $902,858,788)		947,809,349

Short-Term Investments – 0.96%

Variable Rate Demand Notes – 0.96%¤
California Pollution Control Financing Authority (Pacific Gas & Electric) Series C
0.01% 11/1/26 (LOC - JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Harris County, Texas Cultural Education Facilities Finance (Texas Medical Center) Series A
0.01% 9/1/31 (LOC - JPMorgan Chase Bank N.A.)	1,275,000	1,275,000
Idaho State University Foundation Income Revenue (L.E. & Thelma Stephens Project)
0.05% 5/1/21 (LOC - Wells Fargo Bank N.A.)	920,000	920,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	3,900,000	3,900,000
Mississippi Business Finance (Chevron USA) Series G
0.01% 11/1/35	2,000,000	2,000,000

Total Short-Term Investments (cost $9,295,000)		9,295,000

Total Value of Securities – 98.90% (cost $912,153,788)		$957,104,349

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $107,177,297, which represents 11.07% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $1,750,390, which represents 0.18% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. The rate shown is the rate as of Aug. 31, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by the Assured Guaranty Corporation

CDFI – Community Development Financial Institutions

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

August 31, 2015

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$552,910,395	$695,131,244	$947,809,349
Short-term investments, at value[2]	7,995,000	6,075,000	9,295,000
Cash	3,232,218	2,112,496	1,300,637
Interest receivable	7,167,764	8,702,200	12,696,080
Receivable for fund shares sold	100,016	468,994	2,734,782
Receivable for securities sold	10,000	300,000	2,608,604

Total assets	571,415,393	712,789,934	976,444,452

Liabilities:
Payable for securities purchased	1,580,000	2,755,000	6,075,000
Distributions payable	565,665	585,202	1,031,569
Payable for fund shares redeemed	377,356	1,751,915	792,737
Investment management fees payable	177,464	287,969	298,823
Other accrued expenses	161,869	183,133	250,403
Distribution fees payable	131,745	69,117	125,284
Other affiliates payable	39,932	49,549	124,272
Trustees’ fees and expenses payable	3,041	4,045	5,130

Total liabilities	3,037,072	5,685,930	8,703,218

Total Net Assets	$568,378,321	$707,104,004	$967,741,234

Net Assets Consist of:
Paid-in capital	$524,354,830	$674,509,027	$938,312,898
Undistributed net investment income	58,161	34,165	16,640
Accumulated net realized loss on investments	(2,936,552)	(7,238,986)	(15,538,865)
Net unrealized appreciation of investments	46,901,882	39,799,798	44,950,561

Total Net Assets	$568,378,321	$707,104,004	$967,741,234

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$504,204,493	$184,513,744	$227,089,829
Shares of beneficial interest outstanding, unlimited authorization, no par	42,632,279	15,323,852	21,116,450
Net asset value per share	$11.83	$12.04	$10.75
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.39	$12.38	$11.26

Class C:
Net assets	$30,850,960	$48,327,909	$91,196,315
Shares of beneficial interest outstanding, unlimited authorization, no par	2,608,041	4,015,627	8,445,529
Net asset value per share	$11.83	$12.03	$10.80

Institutional Class:
Net assets	$33,322,868	$474,262,351	$649,455,090
Shares of beneficial interest outstanding, unlimited authorization, no par	2,796,878	39,007,814	59,837,155
Net asset value per share	$11.91	$12.16	$10.85

[1]Investments, at cost	$506,008,513	$655,331,446	$902,858,788
[2]Short-term investments, at cost	7,995,000	6,075,000	9,295,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2015

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$25,452,144	$27,286,183	$40,074,066

Expenses:
Management fees	3,113,096	3,715,624	4,553,384
Distribution expenses – Class A	1,256,736	596,105	555,540
Distribution expenses – Class B	182	4	166
Distribution expenses – Class C	304,050	519,988	841,376
Dividend disbursing and transfer agent fees and expenses	481,686	719,507	851,161
Accounting and administration expenses	183,157	241,857	274,893
Registration fees	76,947	74,668	115,489
Reports and statements to shareholders	72,549	110,484	113,085
Legal fees	61,314	84,793	92,631
Audit and tax fees	42,384	42,384	42,384
Trustees’ fees and expenses	26,562	35,132	39,599
Custodian fees	24,437	32,547	37,561
Other	37,082	46,092	55,065

	5,680,182	6,219,185	7,572,334
Less expenses waived	(871,429)	(514,007)	(971,915)
Less waived distribution expenses – Class A	—	(238,442)	—
Less waived distribution expenses – Class B	(140)	(3)	(128)
Less expense paid indirectly	(133)	(91)	(77)

Total operating expenses	4,808,480	5,466,642	6,600,214

Net Investment Income	20,643,664	21,819,541	33,473,852

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(200,295)	$2,050,022	$(831,845)
Net change in unrealized appreciation (depreciation) of investments	(4,364,863)	(12,796,169)	4,993,478

Net Realized and Unrealized Gain (Loss)	(4,565,158)	(10,746,147)	4,161,633

Net Increase in Net Assets Resulting from Operations	$16,078,506	$11,073,394	$37,635,485

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Year ended
	8/31/15	8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,643,664	$21,368,058
Net realized loss	(200,295)	(2,078,960)
Net change in unrealized appreciation (depreciation)	(4,364,863)	39,021,512

Net increase in net assets resulting from operations	16,078,506	58,310,610

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(18,666,036)	(19,670,359)
Class B	(686)	(24,129)
Class C	(875,173)	(946,445)
Institutional Class	(1,110,504)	(727,125)

	(20,652,399)	(21,368,058)

Capital Share Transactions:
Proceeds from shares sold:
Class A	74,645,028	20,390,965
Class B	—	8,214
Class C	4,235,410	2,172,013
Institutional Class	17,428,772	14,168,723

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	15,764,865	16,447,982
Class B	616	16,822
Class C	710,330	770,892
Institutional Class	849,477	517,623

	113,634,498	54,493,234

	Year ended
	8/31/15	8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(82,684,570)	$(90,011,611)
Class B	(244,344)	(837,632)
Class C	(3,404,801)	(8,946,607)
Institutional Class	(9,294,550)	(8,213,483)

	(95,628,265)	(108,009,333)

Increase (Decrease) in net assets derived from capital share transactions	18,006,233	(53,516,099)

Net Increase (Decrease) in Net Assets	13,432,340	(16,573,547)

Net Assets:
Beginning of year	554,945,981	571,519,528

End of year	$568,378,321	$554,945,981

Undistributed net investment income	$58,161	$66,896

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/15	8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,819,541	$21,689,186
Net realized gain (loss)	2,050,022	(3,776,207)
Net change in unrealized appreciation (depreciation)	(12,796,169)	36,532,805

Net increase in net assets resulting from operations	11,073,394	54,445,784

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,795,570)	(9,932,951)
Class B	(11)	(259)
Class C	(1,036,994)	(1,190,747)
Institutional Class	(13,969,050)	(10,565,229)

	(21,801,625)	(21,689,186)

Capital Share Transactions:
Proceeds from shares sold:
Class A	49,925,867	70,392,418
Class B	—	7,726
Class C	6,388,052	6,506,210
Institutional Class	170,360,519	241,643,570

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,089,103	8,569,342
Class B	11	259
Class C	936,512	1,081,404
Institutional Class	8,398,439	5,135,092

	241,098,503	333,336,021

	Year ended
	8/31/15	8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(117,178,823)	$(236,109,093)
Class B	(5,017)	(40,423)
Class C	(12,510,417)	(20,809,359)
Institutional Class	(132,111,146)	(186,671,884)

	(261,805,403)	(443,630,759)

Decrease in net assets derived from capital share transactions	(20,706,900)	(110,294,738)

Net Decrease in Net Assets	(31,435,131)	(77,538,140)

Net Assets:
Beginning of year	738,539,135	816,077,275

End of year	$707,104,004	$738,539,135

Undistributed net investment income	$34,165	$16,249

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/15	8/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$33,473,852	$23,727,456
Net realized loss	(831,845)	(5,590,268)
Net change in unrealized appreciation (depreciation)	4,993,478	59,226,679

Net increase in net assets resulting from operations	37,635,485	77,363,867

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,419,400)	(8,727,453)
Class B	(680)	(14,380)
Class C	(2,552,313)	(2,413,354)
Institutional Class	(22,286,610)	(12,475,591)

	(33,259,003)	(23,630,778)

Capital Share Transactions:
Proceeds from shares sold:
Class A	91,360,167	81,125,605
Class B	—	29
Class C	30,401,468	19,149,673
Institutional Class	355,524,456	287,934,787

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,651,908	7,380,542
Class B	678	12,400
Class C	2,157,658	2,089,705
Institutional Class	19,296,801	9,808,355

	505,393,136	407,501,096

	Year ended
	8/31/15	8/31/14

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(77,543,924)	$(104,346,592)
Class B	(223,935)	(370,127)
Class C	(13,377,278)	(26,210,505)
Institutional Class	(111,991,145)	(105,787,600)

	(203,136,282)	(236,714,824)

Increase in net assets derived from capital share transactions	302,256,854	170,786,272

Net Increase in Net Assets	306,633,336	224,519,361

Net Assets:
Beginning of year	661,107,898	436,588,537

End of year	$967,741,234	$661,107,898

Undistributed (distributions in excess of) net investment income	$16,640	$(4,103)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.900	$11.140	$12.260	$11.300	$11.630

0.434	0.445	0.456	0.484	0.503
(0.070)	0.760	(1.039)	0.959	(0.330)

0.364	1.205	(0.583)	1.443	0.173

(0.434)	(0.445)	(0.457)	(0.483)	(0.503)
—	—	(0.080)	—	—

(0.434)	(0.445)	(0.537)	(0.483)	(0.503)

$11.830	$11.900	$11.140	$12.260	$11.300

3.09%	11.02%	(5.02% )	13.01%	1.65%

$504,204	$500,590	$519,986	$604,415	$589,175
0.81%	0.80%	0.80%	0.80%	0.80%
0.96%	0.97%	0.99%	0.93%	0.94%
3.63%	3.88%	3.76%	4.11%	4.52%
3.48%	3.71%	3.57%	3.98%	4.38%
16%	34%	40%	52%	49%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.910	$11.140	$12.270	$11.300	$11.630

0.344	0.359	0.364	0.395	0.419
(0.080)	0.770	(1.048)	0.969	(0.330)

0.264	1.129	(0.684)	1.364	0.089

(0.344)	(0.359)	(0.366)	(0.394)	(0.419)
—	—	(0.080)	—	—

(0.344)	(0.359)	(0.446)	(0.394)	(0.419)

$11.830	$11.910	$11.140	$12.270	$11.300

2.23%	10.28%	(5.82% )	12.26%	0.88%

$30,851	$29,524	$33,509	$36,840	$30,552
1.57%	1.56%	1.56%	1.56%	1.56%
1.72%	1.72%	1.70%	1.69%	1.70%
2.88%	3.12%	3.00%	3.35%	3.76%
2.73%	2.96%	2.86%	3.22%	3.62%
16%	34%	40%	52%	49%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.990	$11.220	$12.360	$11.380	$11.720

0.466	0.477	0.490	0.517	0.534
(0.080)	0.770	(1.060)	0.979	(0.340)

0.386	1.247	(0.570)	1.496	0.194

(0.466)	(0.477)	(0.490)	(0.516)	(0.534)
—	—	(0.080)	—	—

(0.466)	(0.477)	(0.570)	(0.516)	(0.534)

$11.910	$11.990	$11.220	$12.360	$11.380

3.26%	11.33%	(4.89% )	13.41%	1.83%

$33,323	$24,588	$17,008	$18,187	$9,242
0.57%	0.56%	0.56%	0.56%	0.56%
0.72%	0.72%	0.70%	0.69%	0.70%
3.88%	4.12%	4.00%	4.35%	4.76%
3.73%	3.96%	3.86%	4.22%	4.62%
16%	34%	40%	52%	49%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.210	$11.690	$12.410	$11.850	$12.110

0.346	0.342	0.344	0.362	0.381
(0.170)	0.520	(0.720)	0.560	(0.260)

0.176	0.862	(0.376)	0.922	0.121

(0.346)	(0.342)	(0.344)	(0.362)	(0.381)

(0.346)	(0.342)	(0.344)	(0.362)	(0.381)

$12.040	$12.210	$11.690	$12.410	$11.850

1.46%	7.47%	(3.13% )	7.89%	1.10%

$184,514	$249,848	$391,923	$464,540	$444,780
0.76%	0.75%	0.75%	0.75%	0.75%
0.93%	0.93%	0.97%	0.97%	0.98%
2.85%	2.86%	2.79%	2.98%	3.27%
2.68%	2.68%	2.57%	2.76%	3.04%
19%	34%	23%	39%	43%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.200	$11.690	$12.400	$11.850	$12.110

0.243	0.240	0.239	0.258	0.282
(0.170)	0.510	(0.710)	0.550	(0.260)

0.073	0.750	(0.471)	0.808	0.022

(0.243)	(0.240)	(0.239)	(0.258)	(0.282)

(0.243)	(0.240)	(0.239)	(0.258)	(0.282)

$12.030	$12.200	$11.690	$12.400	$11.850

0.60%	6.48%	(3.87% )	6.89%	0.25%

$48,328	$54,231	$64,904	$75,887	$60,398
1.61%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.67%	1.67%	1.68%
2.00%	2.01%	1.94%	2.13%	2.42%
1.93%	1.93%	1.87%	2.06%	2.34%
19%	34%	23%	39%	43%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.330	$11.810	$12.530	$11.970	$12.230

0.368	0.363	0.366	0.384	0.402
(0.170)	0.520	(0.720)	0.560	(0.260)

0.198	0.883	(0.354)	0.944	0.142

(0.368)	(0.363)	(0.366)	(0.384)	(0.402)

(0.368)	(0.363)	(0.366)	(0.384)	(0.402)

$12.160	$12.330	$11.810	$12.530	$11.970

1.62%	7.58%	(2.92% )	8.00%	1.28%

$474,262	$434,455	$359,213	$333,033	$281,256
0.61%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.67%	0.67%	0.68%
3.00%	3.01%	2.94%	3.13%	3.42%
2.93%	2.93%	2.87%	3.06%	3.34%
19%	34%	23%	39%	43%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.650	$9.640	$10.750	$9.620	$10.090

0.413	0.447	0.449	0.496	0.479
0.097	1.008	(1.110)	1.127	(0.474)

0.510	1.455	(0.661)	1.623	0.005

(0.410)	(0.445)	(0.449)	(0.493)	(0.475)

(0.410)	(0.445)	(0.449)	(0.493)	(0.475)

$10.750	$10.650	$9.640	$10.750	$9.620

4.83%	15.42%	(6.47% )	17.28%	0.23%

$227,090	$204,936	$200,988	$228,829	$140,629
0.85%	0.85%	0.85%	0.85%	0.85%
0.97%	0.99%	0.99%	0.99%	1.01%
3.80%	4.38%	4.18%	4.83%	5.03%
3.68%	4.24%	4.04%	4.69%	4.87%
10%	31%	46%	34%	57%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.700	$9.680	$10.800	$9.660	$10.130

0.333	0.373	0.370	0.422	0.409
0.097	1.018	(1.120)	1.137	(0.474)

0.430	1.391	(0.750)	1.559	(0.065)

(0.330)	(0.371)	(0.370)	(0.419)	(0.405)

(0.330)	(0.371)	(0.370)	(0.419)	(0.405)

$10.800	$10.700	$9.680	$10.800	$9.660

4.04%	14.63%	(7.21% )	16.47%	(0.51% )

$91,196	$71,424	$69,889	$69,634	$44,497
1.60%	1.60%	1.60%	1.60%	1.60%
1.72%	1.74%	1.74%	1.74%	1.76%
3.05%	3.63%	3.43%	4.08%	4.28%
2.93%	3.49%	3.29%	3.94%	4.12%
10%	31%	46%	34%	57%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$ 10.750	$9.730	$10.850	$9.710	$10.190

0.443	0.476	0.480	0.527	0.506
0.097	1.018	(1.120)	1.137	(0.484)

0.540	1.494	(0.640)	1.664	0.022

(0.440)	(0.474)	(0.480)	(0.524)	(0.502)

(0.440)	(0.474)	(0.480)	(0.524)	(0.502)

$ 10.850	$10.750	$9.730	$10.850	$9.710

5.08%	15.71%	(6.23% )	17.57%	0.41%

$649,455	$384,525	$165,162	$125,661	$44,364
0.60%	0.60%	0.60%	0.60%	0.60%
0.72%	0.74%	0.74%	0.74%	0.76%
4.05%	4.63%	4.43%	5.08%	5.28%
3.93%	4.49%	4.29%	4.94%	5.12%
10%	31%	46%	34%	57%

Notes to financial statements

Delaware Investments® National Tax-Free Funds	August 31, 2015

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund automatically converted to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund automatically converted to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2012–Aug. 31, 2015), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended Aug. 31, 2015.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended Aug. 31, 2015, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$133	$91	$77

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2014 through Aug. 31, 2015.1 For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and Administration expenses.” For the year ended Aug. 31, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$27,096	$35,773	$40,711

Effective Nov. 1, 2014, DIFSC also became the transfer agent and dividend disbursing agent of each Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$118,964	$157,082	$178,580

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid by each Fund.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares. Each Fund pays 1.00% of the average daily net assets of the Class C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares and Class B shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% and 1.00%, respectively of average daily net assets, which were contractually waived to 0.15% of average daily net assets from Sept. 1, 2014 through Aug. 31, 2015.2 The Class B shares of Delaware Tax-Free USA

Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund3 and National High-Yield Municipal Bond Fund4 were subject to a 12b-1 fee of 1.00% of average daily net assets which were contractually waived to 0.25% of average daily net assets from Sept. 1, 2014 through Sept. 25, 2014. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
	$14,891	$19,666	$21,947
For the year ended Aug. 31, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:
	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
	$25,308	$9,137	$72,460

For the year ended Aug. 31, 2015, DDLP received gross CDSC commissions on redemptions of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$ —	$ —	$16,204
Class C	1,385	8,356	21,002

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

1The contractual waiver period is from Dec. 27, 2013, through Dec. 29, 2015.

2The contractual waiver period is from Dec. 27, 2013, through Dec. 29, 2015 for the Class A shares and March 1, 2013, through Sept. 25, 2014 for the Class B shares.

3The contractual waiver period was from May 1, 2013, through Sept. 25, 2014.

4The contractual waiver period was from Aug. 1, 2013, through Sept. 25, 2014.

3. Investments

For the year ended Aug. 31, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$107,278,164	$139,591,967	$391,062,032
Sales	90,288,667	150,779,677	80,330,970

At Aug. 31, 2015, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$514,192,168	$661,741,340	$911,686,868
Aggregate unrealized appreciation of investments	$ 48,562,773	$ 41,269,179	$ 49,498,431
Aggregate unrealized depreciation of investments	(1,849,546)	(1,804,275)	(4,080,950)
Net unrealized appreciation of investments	$ 46,713,227	$ 39,464,904	$ 45,417,481

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts,

Notes to financial statements

Delaware Investments® National Tax-Free Funds

3. Investments (continued)

foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

Delaware Tax-Free USA Fund
Securities	Level 2
Municipal Bonds	$552,910,395
Short-Term Investments	7,995,000
Total Value of Securities	$560,905,395

Delaware Tax-Free USA Intermediate Fund
Securities	Level 2
Municipal Bonds	$695,131,244
Short-Term Investments	6,075,000
Total Value of Securities	$701,206,244

Delaware National High-Yield Municipal Bond Fund
Securities	Level 2
Municipal Bonds	$947,809,349
Short-Term Investments	9,295,000
Total Value of Securities	$957,104,349

During the year ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2015, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2015 and 2014 was as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Year ended 8/31/15
Tax-exempt income	$20,604,908	$21,800,008	$33,237,798
Ordinary income	47,491	1,617	21,205

Total	$20,652,399	$21,801,625	$33,259,003

Year ended 8/31/14
Tax-exempt income	$21,320,935	$21,681,177	$23,619,057
Ordinary income	47,123	8,009	11,721

Total	$21,368,058	$21,689,186	$23,630,778

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2015, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Shares of beneficial interest	$524,354,830	$674,509,027	$938,312,898
Undistributed tax-exempt income	623,826	619,367	1,048,209
Distributions payable	(565,665)	(585,202)	(1,031,569)
Capital loss carryforwards	(2,747,897)	(6,904,092)	(16,005,785)
Unrealized appreciation of investments	46,713,227	39,464,904	45,417,481

Net assets	$568,378,321	$707,104,004	$967,741,234

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of expiring capital loss carryforwards and tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2015, the Delaware National High-Yield Municipal Bond Fund recorded the following reclassifications:

Delaware National High-Yield Municipal Bond Fund
Undistributed net investment income	$(194,106)
Accumulated net realized loss	549,807
Paid-in capital	(355,701)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2015, $2,050,022 capital loss carryforwards was utilized for the Delaware Tax-Free USA Intermediate Fund and $355,701 capital loss carryforwards expired for the Delaware National High-Yield Municipal Bond Fund.

Capital loss carryforwards remaining at Aug. 31, 2015 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2017	$5,428,954	$374,735

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Loss carryforward character:
Short-term	$ 642,595	$1,475,138	$10,312,954
Long-term	2,105,302	—	5,318,096

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/15	8/31/14	8/31/15	8/31/14	8/31/15	8/31/14
Shares sold:
Class A	6,206,129	1,789,524	4,103,827	5,895,384	8,439,793	7,971,429
Class B	—	696	—	654	—	3
Class C	354,520	189,460	524,181	545,377	2,799,793	1,870,701
Institutional Class	1,448,572	1,205,280	13,835,733	19,954,492	32,549,643	28,345,725

Shares issued upon reinvestment of dividends and distributions:
Class A	1,321,485	1,427,570	418,517	717,349	615,419	728,826
Class B	52	1,471	1	22	64	1,234
Class C	59,534	66,935	77,051	90,506	198,834	205,676
Institutional Class	70,685	44,454	684,213	424,564	1,768,432	952,319

	9,460,977	4,725,390	19,643,523	27,628,348	46,371,978	40,075,913

Shares redeemed:
Class A	(6,951,366)	(7,850,023)	(9,663,549)	(19,666,413)	(7,179,403)	(10,308,379)
Class B	(20,585)	(72,964)	(413)	(3,463)	(20,948)	(37,265)
Class C	(285,827)	(784,663)	(1,030,063)	(1,745,318)	(1,231,191)	(2,618,070)
Institutional Class	(772,866)	(715,016)	(10,756,662)	(15,560,640)	(10,249,783)	(10,503,939)

	(8,030,644)	(9,422,666)	(21,450,687)	(36,975,834)	(18,681,325)	(23,467,653)

Net increase (decrease)	1,430,333	(4,697,276)	(1,807,164)	(9,347,486)	27,690,653	16,608,260

Notes to financial statements

Delaware Investments® National Tax-Free Funds

6. Capital Shares (continued)

For the year ended Aug. 31, 2015 and 2014, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Class B Shares	Year ended 8/31/15 Class A Shares	Value	Class B Shares	Year ended 8/31/14 Class A Shares	Value
Delaware Tax-Free USA Fund	2,096	2,095	$24,893	20,225	20,230	$230,817
Delaware Tax-Free USA Intermediate Fund	—	—	—	33	33	385
Delaware National High-Yield Municipal Bond Fund	3,664	3,672	39,175	12,965	13,002	130,078

Certain shareholders may exchange shares of one class for another class in the same Fund. For the years ended Aug. 31, 2015 and 2014, Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Year ended 8/31/15
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Intermediate Fund	1,776	603	2,358	$28,610
Delaware National High-Yield Municipal Bond Fund	1,758	5,032	6,750	73,457

	Year ended 8/31/14
	Exchange Redemptions	Exchange Subscriptions Institutional

	Class A Shares	Class Shares	Value
Delaware Tax-Free USA Intermediate Fund	2,372,246	2,349,034	$28,798,947
Delaware National High-Yield Municipal Bond Fund	783	779	8,059

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Aug. 31, 2015 or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2015, 1.55%, 3.47%, and 1.06% of Delaware Tax-Free USA Fund’s, Delaware Tax-Free USA Intermediate Fund’s, and Delaware National High-Yield Municipal Bond Fund’s net assets, respectively, were insured by bond insurers. These securities have been identified on the “Schedules of investments.”

As of Aug. 31, 2015, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 13.61%, 19.13%, and 12.11%, respectively, of the Fund’s net assets. As of Aug. 31, 2015, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 16.30%, 16.38%, and 10.92%, respectively, of the Fund’s net assets. As of Aug. 31, 2015, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.51% and 10.83%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

8. Geographic, Credit, and Market Risks (continued)

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the “Schedules of investments.”

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (FASB) issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to each Fund’s financial statements.

In May 2015, the FASB issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered

public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group® Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 22, 2015

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2015, each Fund reports distributions paid during the year as follows:

	(A) Ordinary Income Distributions (Tax Basis)*	(B) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free USA Fund	0.23%	99.77%	100.00%
Delaware Tax-Free USA Intermediate Fund	0.01%	99.99%	100.00%
Delaware National High-Yield Municipal Bond Fund	0.06%	99.94%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

For the fiscal year ended Aug. 31, 2015, certain interest income paid by the Funds, have been determined to be Qualified Interest Income and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004, and as extended by the Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended Aug. 31, 2015, the Funds have reported maximum distributions of Qualified Interest Income as follows:

Delaware Tax-Free USA Fund	$47,491
Delaware National High-Yield Municipal Bond Fund	21,205

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Tax-Free Fund, on behalf of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, held on March 31, 2015, and at Joint Special Meetings of Shareholders of Voyageur Mutual Funds on behalf of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund, held on March 31, 2015 and reconvened to April 21, 2015, May 12, 2015, and June 2, 2015 for the proposals listed in items (ii) and (iii) below for Delaware Minnesota High-Yield Municipal Bond Fund (Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, each a “Fund” and together the “Funds,” and Delaware Group Tax-Free Fund and Voyageur Mutual Funds, each a “Trust” and together the “Trusts”), the shareholders of each Trust/each Fund voted to: (i) elect a Board of Trustees for each Trust; (ii) approve the implementation of a new “manager of managers” order for the Funds; (iii) revise the fundamental investment restriction relating to lending for the Funds; and (iv)(a) revise provisions of each Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of each Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of each Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for each Trust.

A quorum of shares outstanding of the Funds of each Trust was present, and the votes passed with a plurality of these Shares.

Delaware Group Tax-Free Fund

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	66,978,124.700	61.814%	98.538%	993,583.127	0.917%	1.462%
Ann D. Borowiec	66,988,238.238	61.823%	98.553%	983,469.589	0.908%	1.447%
Joseph W. Chow	66,993,995.601	61.829%	98.562%	977,712.226	0.902%	1.438%
Patrick P. Coyne	66,967,885.587	61.805%	98.523%	1,003,822.240	0.926%	1.477%
John A. Fry	67,005,857.300	61.840%	98.579%	965,850.527	0.891%	1.421%
Lucinda S. Landreth	66,958,398.403	61.796%	98.509%	1,013,309.424	0.935%	1.491%
Frances A. Sevilla-Sacasa	66,998,752.221	61.833%	98.569%	972,955.606	0.898%	1.431%
Thomas K. Whitford	67,007,171.909	61.841%	98.581%	964,535.918	0.890%	1.419%
Janet L. Yeomans	66,998,923.984	61.833%	98.569%	972,783.843	0.898%	1.431%
J. Richard Zecher	66,839,037.989	61.686%	98.334%	1,132,669.838	1.045%	1.666%

Voyageur Mutual Funds

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	77,276,795.607	65.123%	98.335%	1,308,193.317	1.102%	1.665%
Ann D. Borowiec	77,397,915.799	65.225%	98.489%	1,187,073.125	1.000%	1.511%
Joseph W. Chow	77,285,371.301	65.130%	98.346%	1,299,617.623	1.095%	1.654%
Patrick P. Coyne	77,395,165.343	65.222%	98.486%	1,189,823.581	1.003%	1.514%
John A. Fry	77,394,790.343	65.222%	98.485%	1,190,198.581	1.003%	1.515%
Lucinda S. Landreth	77,370,351.799	65.202%	98.454%	1,214,637.125	1.024%	1.546%
Frances A. Sevilla-Sacasa	77,375,937.301	65.206%	98.461%	1,209,051.623	1.019%	1.539%
Thomas K. Whitford	77,381,528.607	65.211%	98.469%	1,203,460.317	1.014%	1.531%
Janet L. Yeomans	77,362,190.845	65.195%	98.444%	1,222,798.079	1.030%	1.556%
J. Richard Zecher	77,388,843.343	65.217%	98.478%	1,196,145.581	1.008%	1.522%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Tax-Free USA Fund

Shares voted for	22,047,241.250
Percentage of outstanding shares	47.426%
Percentage of shares voted	75.425%
Shares voted against	815,221.535
Percentage of outstanding shares	1.754%
Percentage of shares voted	2.789%
Shares abstained	849,430.098
Percentage of outstanding shares	1.827%
Percentage of shares voted	2.906%
Broker non-votes	5,518,809.900

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Proxy Results (continued)

Delaware Tax-Free USA Intermediate Fund

Shares voted for	28,369,805.953
Percentage of outstanding shares	45.856%
Percentage of shares voted	73.229%
Shares voted against	320,394.064
Percentage of outstanding shares	0.518%
Percentage of shares voted	0.827%
Shares abstained	461,187.027
Percentage of outstanding shares	0.745%
Percentage of shares voted	1.190%
Broker non-votes	9,589,618.000

Delaware National High-Yield Municipal Bond Fund

Shares voted for	39,246,189.802
Percentage of outstanding shares	49.576%
Percentage of shares voted	69.433%
Shares voted against	820,119.825
Percentage of outstanding shares	1.036%
Percentage of shares voted	1.451%
Shares abstained	495,641.534
Percentage of outstanding shares	0.626%
Percentage of shares voted	0.877%
Broker non-votes	15,961,488.000

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of each Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Tax-Free USA Fund

Shares voted for	21,834,498.229
Percentage of outstanding shares	46.969%
Percentage of shares voted	74.697%
Shares voted against	980,998.874
Percentage of outstanding shares	2.110%
Percentage of shares voted	3.356%
Shares abstained	896,393.780
Percentage of outstanding shares	1.928%
Percentage of shares voted	3.067%
Broker non-votes	5,518,811.900

Delaware Tax-Free USA Intermediate Fund

Shares voted for	28,295,849.770
Percentage of outstanding shares	45.737%
Percentage of shares voted	73.039%
Shares voted against	394,359.913
Percentage of outstanding shares	0.637%
Percentage of shares voted	1.018%
Shares abstained	461,175.361
Percentage of outstanding shares	0.745%
Percentage of shares voted	1.190%
Broker non-votes	9,589,620.000

Delaware National High-Yield Municipal Bond Fund

Shares voted for	39,239,573.984
Percentage of outstanding shares	49.567%
Percentage of shares voted	69.422%
Shares voted against	843,759.270
Percentage of outstanding shares	1.066%
Percentage of shares voted	1.493%
Shares abstained	478,613.907
Percentage of outstanding shares	0.605%
Percentage of shares voted	0.847%
Broker non-votes	15,961,492.000

4. (a) To revise provisions of each Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of each Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Tax-Free Fund

Shares voted for	50,456,139.231
Percentage of outstanding shares	46.566%
Percentage of shares voted	74.231%
Shares voted against	1,006,109.546
Percentage of outstanding shares	0.929%
Percentage of shares voted	1.480%
Shares abstained	1,401,034.150
Percentage of outstanding shares	1.293%
Percentage of shares voted	2.061%
Broker non-votes	15,108,424.900

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Proxy Results (continued)

Voyageur Mutual Funds

Shares voted for	53,350,588.915
Percentage of outstanding shares	44.960%
Percentage of shares voted	67.889%
Shares voted against	1,291,148.802
Percentage of outstanding shares	1.088%
Percentage of shares voted	1.643%
Shares abstained	1,136,878.207
Percentage of outstanding shares	0.958%
Percentage of shares voted	1.447%
Broker non-votes	22,806,373.000

4. (b) To revise provisions of each Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of each Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Tax-Free Fund

Shares voted for	50,367,471.364
Percentage of outstanding shares	46.484%
Percentage of shares voted	74.101%
Shares voted against	994,649.483
Percentage of outstanding shares	0.918%
Percentage of shares voted	1.463%
Shares abstained	1,501,157.080
Percentage of outstanding shares	1.385%
Percentage of shares voted	2.209%
Broker non-votes	15,108,429.900

Voyageur Mutual Funds

Shares voted for	53,435,861.658
Percentage of outstanding shares	45.031%
Percentage of shares voted	67.998%
Shares voted against	1,312,655.329
Percentage of outstanding shares	1.106%
Percentage of shares voted	1.670%
Shares abstained	1,030,092.937
Percentage of outstanding shares	0.868%
Percentage of shares voted	1.311%
Broker non-votes	22,806,379.000

4. (c) To revise provisions of each Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of each Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Tax-Free Fund

Shares voted for	50,734,411.134
Percentage of outstanding shares	46.823%
Percentage of shares voted	74.640%
Shares voted against	702,650.318
Percentage of outstanding shares	0.648%
Percentage of shares voted	1.034%
Shares abstained	1,426,224.475
Percentage of outstanding shares	1.316%
Percentage of shares voted	2.098%
Broker non-votes	15,108,421.900

Voyageur Mutual Funds

Shares voted for	54,268,750.116
Percentage of outstanding shares	45.733%
Percentage of shares voted	69.057%
Shares voted against	486,387.431
Percentage of outstanding shares	0.410%
Percentage of shares voted	0.619%
Shares abstained	1,023,482.377
Percentage of outstanding shares	0.863%
Percentage of shares voted	1.302%
Broker non-votes	22,806,369.000

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Board Consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements

At a meeting held on Aug. 18-20, 2015 (the “Annual Meeting”), the Boards of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data presented and received. The Independent Trustees reviewed and discussed with the consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent, and Quality of Service. The Board considered the services provided by DMC to each Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds, and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware National High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees

Other Fund information (Unaudited)

Delaware Investments® National Tax-Free Funds

Board Consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements (continued)

(assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware National High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments® Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee, than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that each Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under each Fund’s Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 1, 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 20, 2015
Independent Trustees
Thomas L. Bennett	Chairman and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chairman since
March 1, 2015
Ann D. Borowiec	Trustee	Since March 31, 2015
2005 Market Street
Philadelphia, PA 19103
November 1958
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as	64	Trustee — UBS
President of		Relationship Funds,
Delaware Investments[2]		SMA Relationship
since June 2015 and was the		Trust, and UBS Funds
Regional Head of Americas for		(May 2010–April 2015)
UBS Global Asset
Management from
2010 through 2015.

Private Investor	64	Director —
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(2007–2011)
Chief Executive Officer	64	None
Private Wealth Management
(2011–2013) and
Market Manager,
New Jersey Private
Bank (2005–2011) –
J.P. Morgan Chase & Co.
Executive Vice President	64	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risks, and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	64	Director — Hershey Trust
Drexel University		Company
(August 2010–Present)
Director, Audit Committee,
President —		and Governance Committee
Franklin & Marshall College		Member — Community
(July 2002–July 2010)		Health Systems
Director — Drexel
Morgan & Co.
Private Investor	64	None
(2004–Present)
Chief Executive Officer —	64	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust
Executive Advisor to Dean
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration
President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	64	Director — HSBC Finance
(2010–April 2013),		Corporation and HSBC
Chief Administrative		North America Holdings Inc.
Officer (2008–2010), and Executive Vice		Director —
President and Chief		HSBC Bank
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Vice President and Treasurer	64	Director, Audit and
(January 2006–July 2012)		Compliance Committee Chair,
Vice President —		Investment Committee
Mergers & Acquisitions		Member, and Governance
(January 2003–January 2006),		Committee Member —
and Vice President		Okabena Company
and Treasurer
(July 1995–January 2003)		Chair — 3M
3M Corporation		Investment Management
Company
(2005–2012)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

David F. Connor has served as	64	None[3]

Senior Vice President of

the Fund(s) and

the investment advisor

since 2013, General Counsel

of the Fund(s) and

the investment advisor

since 2015, and Secretary

of the Fund(s) and the

investment advisor since 2005.

Daniel V. Geatens has served	64	None[3]
as Vice President and
Treasurer of the Fund(s) since 2007 and Vice President and Director of Financial
Administration of the investment advisor since 2010.
Richard Salus has served as	64	None[3]
Senior Vice President and Chief Financial Officer of the Fund(s) and the investment advisor since 2006.

[3]	David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds Philadelphia, PA	J.P. Morgan Chase & Co. New York, NY	Lucinda S. Landreth Former Chief Investment	International Miami, FL
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Investments	President	New York, NY	PNC Financial Services Group
Family of Funds	State Street Corporation		Pittsburgh, PA
Private Investor Rosemont, PA	Brookline, MA		Janet L. Yeomans Former Vice President and
Treasurer
3M Corporation
St. Paul, MN
Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann D. Borowiec
Joseph W. Chow
Lucinda S. Landreth1
Frances A. Sevilla-Sacasa

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $75,040 for the fiscal year ended August 31, 2015.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $69,160 for the fiscal year ended August 31, 2014.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $612,000 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2014.

_______________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Ms. Landreth qualifies as an audit committee financial expert by virtue of her experience as a financial analyst, her Chartered Financial Analyst (CFA) designation and her service as an audit committee chairperson for a non-profit organization.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $9,168 for the fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $8,240 for the fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2015.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2014.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $7,530,526 and $8,090,937 for the registrant’s fiscal years ended August 31, 2015 and August 31, 2014, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX-FREE FUND

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	November 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	November 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 2, 2015